Shareholder Report	12 Months Ended	97 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
Entity Central Index Key	0001019286
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005450
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Investor Class
Trading Symbol	PRISX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Services Fund - Investor Class	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks of financial services companies produced strong gains in 2024, as the market was buoyed by generally favorable corporate earnings and the Federal Reserve’s three short-term interest rate cuts starting in September. The financials sector was also lifted by late-year expectations that the incoming Trump administration would pursue a more favorable regulatory environment for many industries in the sector.

  The banking industry was one of the fund’s largest allocations in 2024, and our positions in money center banks, such as Wells Fargo and Citigroup, generated strong double-digit returns. Capital markets companies and insurance companies also performed well.

  There were very few major detractors in absolute terms. Two holdings that declined in value were Global Payments, which we believe will benefit over time from decreased use of cash in favor of card payments, and title insurance company First American Financial, which we eliminated due to poor performance. Another factor that limited the fund’s gains was a small cash position that we maintained to take advantage of investment opportunities.

  The fund seeks to provide primarily long-term capital growth by investing in the common stocks of financial services companies, such as banks, as well as businesses that derive at least 50% of their revenues from conducting business with the financial services industry. Notable changes in positioning during the year were reduced exposure to banks, capital markets companies, and insurance companies and increased exposure to providers of payments and business services and, to a lesser extent, the consumer finance industry.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Financial Services Fund (Investor Class)	30.86%	14.25%	12.13%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
MSCI US IMI/Financials 5% Capped Index (Strategy Benchmark)	29.96	11.82	11.36
Russell 3000 Financial Index (Previous Benchmark)	30.62	13.86	12.75

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,824,141,000	$ 1,824,141,000
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 9,503,000
InvestmentCompanyPortfolioTurnover	46.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,824,141 Number of Portfolio Holdings96
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Money Center Banks	17.5%
Payments	12.4
Large Regional Banks	9.6
Primary Commercial	7.0
Brokerage & Wealth Managers	6.9
Consumer Finance	6.3
Life & Health	5.1
Alternative Asset Managers	4.5
Traditional Asset Managers	3.4
Other	27.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Bank of America	4.8%
Wells Fargo	4.5
JPMorgan Chase	4.3
Mastercard	4.3
Visa	4.1
Citigroup	3.9
Charles Schwab	3.4
Chubb	2.7
Berkshire Hathaway	2.5
Marsh & McLennan	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177205
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	I Class
Trading Symbol	TFIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Services Fund - I Class	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks of financial services companies produced strong gains in 2024, as the market was buoyed by generally favorable corporate earnings and the Federal Reserve’s three short-term interest rate cuts starting in September. The financials sector was also lifted by late-year expectations that the incoming Trump administration would pursue a more favorable regulatory environment for many industries in the sector.

  The banking industry was one of the fund’s largest allocations in 2024, and our positions in money center banks, such as Wells Fargo and Citigroup, generated strong double-digit returns. Capital markets companies and insurance companies also performed well.

  There were very few major detractors in absolute terms. Two holdings that declined in value were Global Payments, which we believe will benefit over time from decreased use of cash in favor of card payments, and title insurance company First American Financial, which we eliminated due to poor performance. Another factor that limited the fund’s gains was a small cash position that we maintained to take advantage of investment opportunities.

  The fund seeks to provide primarily long-term capital growth by investing in the common stocks of financial services companies, such as banks, as well as businesses that derive at least 50% of their revenues from conducting business with the financial services industry. Notable changes in positioning during the year were reduced exposure to banks, capital markets companies, and insurance companies and increased exposure to providers of payments and business services and, to a lesser extent, the consumer finance industry.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Financial Services Fund (I Class)	31.06%	14.41%	13.99%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.20
MSCI US IMI/Financials 5% Capped Index (Strategy Benchmark)	29.96	11.82	11.81
Russell 3000 Financial Index (Previous Benchmark)	30.62	13.86	14.15

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,824,141,000	$ 1,824,141,000
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 9,503,000
InvestmentCompanyPortfolioTurnover	46.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,824,141 Number of Portfolio Holdings96
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Money Center Banks	17.5%
Payments	12.4
Large Regional Banks	9.6
Primary Commercial	7.0
Brokerage & Wealth Managers	6.9
Consumer Finance	6.3
Life & Health	5.1
Alternative Asset Managers	4.5
Traditional Asset Managers	3.4
Other	27.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Bank of America	4.8%
Wells Fargo	4.5
JPMorgan Chase	4.3
Mastercard	4.3
Visa	4.1
Citigroup	3.9
Charles Schwab	3.4
Chubb	2.7
Berkshire Hathaway	2.5
Marsh & McLennan	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless